Debt - Repurchase agreement (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument
Principal Balance	$ 567,520,973	$ 480,151,151	$ 424,174,758
Uncommitted Master Repurchase Agreement
Debt Instrument
Principal Balance	163,808,250	67,384,000
Carrying Amount	164,858,570	68,509,209
Fair Value	163,518,142	68,981,995
Principal amount	118,349,549	44,569,600
Uncommitted Master Repurchase Agreement | 14th & Alice Street Owner, LLC
Debt Instrument
Principal Balance		39,384,000
Carrying Amount		40,089,153
Fair Value		$ 40,130,448
Borrowing Date		Nov. 08, 2021
Principal amount		$ 25,599,600
Uncommitted Master Repurchase Agreement | NB Factory TIC 1, LLC
Debt Instrument
Principal Balance		28,000,000
Carrying Amount		28,420,056
Fair Value		$ 28,851,547
Borrowing Date		Nov. 08, 2021
Principal amount		$ 18,970,000
Uncommitted Master Repurchase Agreement | 330 Tryon DE LLC
Debt Instrument
Principal Balance	22,800,000
Carrying Amount	22,903,651
Fair Value	$ 22,638,331
Borrowing Date	Feb. 18, 2022
Principal amount	$ 18,240,000
Uncommitted Master Repurchase Agreement | 330 Tryon DE LLC | Floor rate
Debt Instrument
Interest Rate	0.10%
Uncommitted Master Repurchase Agreement | 330 Tryon DE LLC | SOFR
Debt Instrument
Interest Rate	2.015%
Uncommitted Master Repurchase Agreement | 1389 Peachtree St, L.P. and Others
Debt Instrument
Principal Balance	$ 53,970,491
Carrying Amount	54,221,854
Fair Value	$ 53,083,178
Borrowing Date	Feb. 18, 2022
Principal amount	$ 40,285,866
Uncommitted Master Repurchase Agreement | 1389 Peachtree St, L.P. and Others | SOFR
Debt Instrument
Interest Rate	2.465%
Uncommitted Master Repurchase Agreement | AGRE DCP Palm Springs LLC
Debt Instrument
Principal Balance	$ 43,222,381
Carrying Amount	43,696,133
Fair Value	$ 43,738,712
Borrowing Date	Feb. 18, 2022
Principal amount	$ 28,094,548
Uncommitted Master Repurchase Agreement | AGRE DCP Palm Springs LLC | Floor rate
Debt Instrument
Interest Rate	1.80%
Uncommitted Master Repurchase Agreement | AGRE DCP Palm Springs LLC | SOFR
Debt Instrument
Interest Rate	1.315%
Uncommitted Master Repurchase Agreement | Patrick Henry Recovery Acquisition LLC
Debt Instrument
Principal Balance	$ 18,000,000
Carrying Amount	18,041,590
Fair Value	$ 18,049,540
Borrowing Date	Feb. 18, 2022
Principal amount	$ 14,400,000
Uncommitted Master Repurchase Agreement | Patrick Henry Recovery Acquisition LLC | Floor rate
Debt Instrument
Interest Rate	1.50%
Uncommitted Master Repurchase Agreement | Patrick Henry Recovery Acquisition LLC | SOFR
Debt Instrument
Interest Rate	0.865%
Uncommitted Master Repurchase Agreement | University Park Berkeley, LLC
Debt Instrument
Principal Balance	$ 25,815,378
Carrying Amount	25,995,342
Fair Value	$ 26,008,381
Borrowing Date	Feb. 18, 2022
Principal amount	$ 17,329,135
Uncommitted Master Repurchase Agreement | University Park Berkeley, LLC | Floor rate
Debt Instrument
Interest Rate	1.50%
Uncommitted Master Repurchase Agreement | University Park Berkeley, LLC | SOFR
Debt Instrument
Interest Rate	1.365%
Uncommitted Master Repurchase Agreement | Terra Mortgage Capital Llc [Member]
Debt Instrument
Principal amount	$ 118,300,000
U B S Master Repurchase Agreement
Debt Instrument
Principal Balance	84,468,000	67,384,000
Carrying Amount	85,838,940	68,509,209
Fair Value	86,195,057	68,981,995
Principal amount	58,169,600	44,569,600
U B S Master Repurchase Agreement | 14th & Alice Street Owner, LLC
Debt Instrument
Principal Balance	39,468,000	39,384,000
Carrying Amount	40,197,784	40,089,153
Fair Value	$ 40,222,586	$ 40,130,448
Borrowing Date	Nov. 08, 2021	Nov. 08, 2021
Principal amount	$ 25,599,600	$ 25,599,600
U B S Master Repurchase Agreement | 14th & Alice Street Owner, LLC | Floor rate
Debt Instrument
Interest Rate	0.10%	0.10%
U B S Master Repurchase Agreement | 14th & Alice Street Owner, LLC | LIBOR
Debt Instrument
Interest Rate	1.45%	1.45%
U B S Master Repurchase Agreement | NB Factory TIC 1, LLC
Debt Instrument
Principal Balance	$ 28,000,000	$ 28,000,000
Carrying Amount	28,529,857	28,420,056
Fair Value	$ 28,861,172	$ 28,851,547
Borrowing Date	Nov. 08, 2021	Nov. 08, 2021
Principal amount	$ 18,970,000	$ 18,970,000
U B S Master Repurchase Agreement | NB Factory TIC 1, LLC | Floor rate
Debt Instrument
Interest Rate	0.10%	0.10%
U B S Master Repurchase Agreement | NB Factory TIC 1, LLC | LIBOR
Debt Instrument
Interest Rate	1.74%	1.74%
U B S Master Repurchase Agreement | Grandviews Madison Place, L L C
Debt Instrument
Principal Balance	$ 17,000,000
Carrying Amount	17,111,299
Fair Value	$ 17,111,299
Borrowing Date	Mar. 07, 2022
Principal amount	$ 13,600,000
U B S Master Repurchase Agreement | Grandviews Madison Place, L L C | SOFR
Debt Instrument
Interest Rate	1.965%
U B S Master Repurchase Agreement | Terra Mortgage Capital Llc [Member]
Debt Instrument
Principal amount	$ 13,600,000